Liquidity - Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Cash at banks - current	€ 2,918	€ 2,558
Cash at banks - non-Current	0	0
Cash at banks	2,918	2,558
Time deposits - current	4,117	314
Time deposits - non-current	0	0
Time Deposits	4,117	314
Money market and other funds - current	1,195	1,139
Money market and other funds - non-current	0	0
Money market and other funds	1,195	1,139
Debt securities, current	400	0
Debt securities - non-current	0	0
Debt securities	400	0
Expected credit loss allowance, current	(3)	0
Expected credit loss allowance, non-current	0	0
Expected credit loss allowance	(3)	0
Cash and cash equivalents, current	8,627	4,011
Cash and cash equivalents, non-current	0	0
Cash and cash equivalents	€ 8,627	€ 4,011